Wealth Management Transaction And Service Fees - Summary of Wealth Management Transaction and Service Fees (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of wealth management transaction and service fees [line items]
Wealth management transaction and service fees	¥ 2,207,343	¥ 1,764,938	¥ 2,604,229
Current products [member]
Disclosure of wealth management transaction and service fees [line items]
Wealth management transaction and service fees	1,777,202	1,022,077	458,503
Legacy products [member]
Disclosure of wealth management transaction and service fees [line items]
Wealth management transaction and service fees	¥ 430,141	¥ 742,861	¥ 2,145,726